Intangible Assets (Future Amortization Expense) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2020	$ 12,995
2021	8,179
2022	8,179
2023	8,179
2024	$ 8,179